Segmented information - Geographical segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 1,474,984	$ 1,800,073
Non-current assets	3,627,248	3,827,379
Canada [member]
Disclosure of geographical areas [line items]
Revenue	704,719	622,317
Non-current assets	3,100,285	3,260,144
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets	395,223	421,836
United States [Member]
Disclosure of geographical areas [line items]
Revenue	770,265	1,177,756
Non-current assets	131,683	145,328
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets	46	55
Germany [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 11	$ 16